UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Controller
Phone:            212-355-6688

Signature, Place, and Date of Signing:


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
/s/ Ronald Ray                    New York, New York                        May 14, 2007
---------------------            -------------------------           -----------------------
  [Signature]                        [City, State]                          [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    56
                                                           ------------------

Form 13F Information Table Value Total:                              $595,970
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ---------------------------        ------------------

         None.




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
                                                         Para Advisors, LLC.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2007

                                                                                  INVESTMENT DISCRETION      VOTING AUTHORITY

                                              Fair Market Shares or
                                                  Value   Principal SH/ Put/       Shared Shared Other
Issuer                       Title of  Cusip       (in     Amount  PRN  Call Sole Defined Other Managers Sole  Shared  None
                             of Class  Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
21st Century Insurance
Group                           COM   901272203   $8,525    402,100  SH       Sole                      402,100
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc                       COM   022249106  $28,774    848,800  SH       Sole                      848,800
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                COM   718154107  $48,296    550,000  SH       Sole                      550,000
------------------------------------------------------------------------------------------------------------------------------------
American Standard Cos Inc.      COM   029712106  $34,463    650,000  SH       Sole                      650,000
------------------------------------------------------------------------------------------------------------------------------------
Autobytel Inc.                  COM   05275N106   $1,060    299,500  SH       Sole                      299,500
------------------------------------------------------------------------------------------------------------------------------------
Biopure Corp Warrants           COM   09065h139       $3    288,237  SH       Sole                      288,237
------------------------------------------------------------------------------------------------------------------------------------
Bowater Inc.                    COM   102183100   $3,594    150,900  SH       Sole                      150,900
------------------------------------------------------------------------------------------------------------------------------------
Business Objects SA             COM   12328X107  $11,791    325,800  SH       Sole                      325,800
------------------------------------------------------------------------------------------------------------------------------------
Charter Communications Inc      COM   16117M107   $1,666    597,200  SH       Sole                      597,200
------------------------------------------------------------------------------------------------------------------------------------
Cognos Inc.                     COM   19244C109   $9,875    250,700  SH       Sole                      250,700
------------------------------------------------------------------------------------------------------------------------------------
Comverse Technology Inc.        COM   205862402   $8,593    402,500  SH       Sole                      402,500
------------------------------------------------------------------------------------------------------------------------------------
Corning Inc.                    COM   219350105  $34,055  1,497,600  SH       Sole                    1,497,600
------------------------------------------------------------------------------------------------------------------------------------
Delphi Corp.                    COM   247126105   $2,883    994,100  SH       Sole                      994,100
------------------------------------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals Inc.      COM   293904108  $10,589  1,299,300  SH       Sole                    1,299,300
------------------------------------------------------------------------------------------------------------------------------------
Glenayre Technologies Inc.      COM   377899109   $1,945    896,200  SH       Sole                      896,200
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc         COM   38141G104  $32,957    159,500  SH       Sole                      159,500
------------------------------------------------------------------------------------------------------------------------------------
Harrahs Entertainment           COM   413619107  $12,752    151,000  SH       Sole                      151,500
------------------------------------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group    COM   42330P107  $13,119    351,800  SH       Sole                      351,800
------------------------------------------------------------------------------------------------------------------------------------
Home Depot                      COM   437076102   $9,214    250,800  SH       Sole                      250,800
------------------------------------------------------------------------------------------------------------------------------------
IPSCO Inc.                      COM   462622101   $6,609     50,300  SH       Sole                       50,300
------------------------------------------------------------------------------------------------------------------------------------
Ingersoll-Rand Company Ltd      COM   456866102   $8,678    200,100  SH       Sole                      200,100
------------------------------------------------------------------------------------------------------------------------------------
IShares Inc. (MSCI Japan)       COM   464286848  $18,144  1,245,300  SH       Sole                    1,245,300
------------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp            COM   483007704   $7,769     99,600  SH       Sole                       99,600
------------------------------------------------------------------------------------------------------------------------------------
KBR Inc.                        COM   48242W106  $10,191    500,800  SH       Sole                      500,800
------------------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals Inc      COM   53220k207   $3,528    350,000  SH       Sole                      350,000
------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------
Motorala Inc.                   COM   620076109   $6,154    348,300  SH       Sole                      348,300
------------------------------------------------------------------------------------------------------------------------------------
Movie Gallery Inc.              COM   624581104     $904    201,200  SH       Sole                      201,200
------------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals         COM   629519109   $6,345  1,195,000  SH       Sole                    1,195,000
------------------------------------------------------------------------------------------------------------------------------------
National Oilwell Varco          COM   637071101  $27,141    348,900  SH       Sole                      348,900
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp           COM   655844108  $17,781    351,400  SH       Sole                      351,400
------------------------------------------------------------------------------------------------------------------------------------
Novelis Inc.                    COM   67000X106  $24,243    549,600  SH       Sole                      549,600
------------------------------------------------------------------------------------------------------------------------------------
Novell Inc                      COM   670006105   $3,591    497,400  SH       Sole                      497,400
------------------------------------------------------------------------------------------------------------------------------------
Oceaneering International Inc.  COM   675232102   $6,356    150,900  SH       Sole                      150,900
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources       COM   723787107   $8,583    199,100  SH       Sole                      199,100
------------------------------------------------------------------------------------------------------------------------------------
S1                              COM   78463b101   $1,197    199,500  SH       Sole                      199,500
------------------------------------------------------------------------------------------------------------------------------------
SAIC Inc.                       COM   78390X101  $20,685  1,194,300  SH       Sole                    1,194,300
------------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp                   COM   803111103  $13,891    821,000  SH       Sole                      821,000
------------------------------------------------------------------------------------------------------------------------------------
Sears Hldgs Corp                COM   812350106  $26,988    149,800  SH       Sole                      149,800
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.             COM   852061100   $9,433    497,500  SH       Sole                      497,500
------------------------------------------------------------------------------------------------------------------------------------
TXU Corp                        COM   882848104  $22,499    351,000  SH       Sole                      351,000
------------------------------------------------------------------------------------------------------------------------------------
Timken Co.                      COM   887389104  $10,621    350,400  SH       Sole                      350,400
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co New                  COM   896047107   $4,791    149,200  SH       Sole                      149,200
------------------------------------------------------------------------------------------------------------------------------------
UAL Corp                        COM   902549807  $15,344    402,000  SH       Sole                      402,000
------------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum                 COM   903914109  $15,974    300,200  SH       Sole                      300,200
------------------------------------------------------------------------------------------------------------------------------------
WCI Communities Inc.            COM   92923C104   $5,350    250,700  SH       Sole                      250,700
------------------------------------------------------------------------------------------------------------------------------------
Webmethods Inc.                 COM   94768c108   $1,798    250,100  SH       Sole                      250,100
------------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc.               COM   969457100  $11,356    399,000  SH       Sole                      399,000
------------------------------------------------------------------------------------------------------------------------------------
Apple                           COM   037833100     $423      1,008  SH  CALL Sole                        1,008
------------------------------------------------------------------------------------------------------------------------------------
American Express Co             COM   025816109     $633      1,004  SH  CALL Sole                        1,004
------------------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc.                COM   149123101   $2,109      1,496  SH  CALL Sole                        1,496
------------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                     COM   896047107     $224        994  SH  CALL Sole                          994
------------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                      COM   013817101     $383      8,514  SH  PUT  Sole                        8,514
------------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------------
The Home Depot                  COM   437076102     $863      2,006  SH  PUT  Sole                        2,006
------------------------------------------------------------------------------------------------------------------------------------
Motorola                        COM   620076109     $281      2,006  SH  PUT  Sole                        2,006
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.   COM   723787107     $442      2,011  SH  PUT  Sole                        2,011
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.             COM   852061100     $514      6,046  SH  PUT  Sole                        6,046
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                          $595,970
(in thousands)



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